Background - Statements of Cash Flows Restated (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 39.1	$ 55.3	$ (424.3)	$ 92.0	$ 101.1
Depreciation and amortization	46.9	43.8	58.7	55.4	50.6
Impairment of goodwill and other intangible assets	0	32.1	566.5	19.4	0
Stock-based compensation expense	2.2	1.0	1.7	1.9	1.4
Equity in earnings of partnership	0	0	(4.2)	(2.2)	0
Distributions from partnership			2.0	0	0
Deferred income taxes	(8.6)	(24.6)	(69.0)	(11.1)	(16.1)
Decrease (increase) in receivables	(47.8)	59.0	55.6	14.8	(4.6)
Increase in receivable from Ralcorp			(41.3)	0	0
Change in due to/from Kraft Foods Inc.			0	(13.6)	62.7
Decrease (increase) in inventories	(11.1)	(18.3)	3.7	14.4	(3.6)
(Increase) decrease in prepaid expenses and other current assets	0	0.6	(1.8)	(1.7)	0.7
(Decrease) increase in accounts payable and other current liabilities	36.4	2.7	(7.6)	(43.1)	20.3
Other, net	1.4	7.0	3.8	9.4	8.6
Net cash provided by operating activities	95.3	118.1	143.8	135.6	221.1
Cash Flows from Investing Activities:
Additions to property and intangible assets	(22.3)	(9.8)	(14.9)	(24.3)	(36.7)
Net cash used by investing activities	(22.3)	(9.8)	(14.9)	(24.3)	(36.7)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	(29.4)	(106.6)	(192.3)	(112.4)	116.7
Changes in intercompany debt	7.8	0	60.2	0	(300.0)
Net cash used by financing activities	8.5	(106.6)	(132.1)	(112.4)	(183.3)
Effect of exchange rate changes on cash	0.3	0.5	0.1	0.2	1.4
Net (decrease) increase in cash and cash equivalents	81.8	2.2	(3.1)	(0.9)	2.5
Cash and cash equivalents, beginning of year	1.7	4.8	4.8	5.7	3.2
Cash and cash equivalents, end of year	83.5	7.0	1.7	4.8	5.7
Previously Reported
Cash Flows from Operating Activities:
Net (Loss) Earnings			(361.3)
Depreciation and amortization			58.7
Impairment of goodwill and other intangible assets			503.5
Stock-based compensation expense			1.7
Equity in earnings of partnership			(4.2)
Distributions from partnership			2.0
Deferred income taxes			(69.0)
Decrease (increase) in receivables			55.6
Increase in receivable from Ralcorp			(41.3)
Change in due to/from Kraft Foods Inc.			0
Decrease (increase) in inventories			3.7
(Increase) decrease in prepaid expenses and other current assets			(1.8)
(Decrease) increase in accounts payable and other current liabilities			(7.6)
Other, net			3.8
Net cash provided by operating activities			143.8
Cash Flows from Investing Activities:
Additions to property and intangible assets			(14.9)
Net cash used by investing activities			(14.9)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp			(192.3)
Changes in intercompany debt			60.2
Net cash used by financing activities			(132.1)
Effect of exchange rate changes on cash			0.1
Net (decrease) increase in cash and cash equivalents			(3.1)
Cash and cash equivalents, beginning of year		4.8	4.8
Cash and cash equivalents, end of year			1.7
Restatement Adjustment
Cash Flows from Operating Activities:
Net (Loss) Earnings			(63.0)
Depreciation and amortization			0
Impairment of goodwill and other intangible assets			63.0
Stock-based compensation expense			0
Equity in earnings of partnership			0
Distributions from partnership			0
Deferred income taxes			0
Decrease (increase) in receivables			0
Increase in receivable from Ralcorp			0
Change in due to/from Kraft Foods Inc.			0
Decrease (increase) in inventories			0
(Increase) decrease in prepaid expenses and other current assets			0
(Decrease) increase in accounts payable and other current liabilities			0
Other, net			0
Net cash provided by operating activities			0
Cash Flows from Investing Activities:
Additions to property and intangible assets			0
Net cash used by investing activities			0
Cash Flows from Financing Activities:
Change in net investment of Ralcorp			0
Changes in intercompany debt			0
Net cash used by financing activities			0
Effect of exchange rate changes on cash			0
Net (decrease) increase in cash and cash equivalents			0
Cash and cash equivalents, beginning of year		0	0
Cash and cash equivalents, end of year			$ 0